INCOME TAXES - VIEs AND SUBSIDIARIES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, ¥ in Millions				12 Months Ended
	Apr. 01, 2016 JPY (¥)	Apr. 01, 2015 JPY (¥)	Mar. 31, 2015 JPY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares		Dec. 31, 2014 CNY (¥) ¥ / shares		Dec. 31, 2016 CNY (¥)
Income Taxes
Tax withheld provision					¥ 0
Statutory rate				25.00%	25.00%	25.00%		25.00%
Paid-in capital				$ 392,579		¥ 2,416,907	[1]			¥ 2,725,675
Income (loss) before income tax				$ (9,923)	¥ (68,896)	238,377	[2]	¥ 99,200	[2]
Taiwan Cheetah Mobile Corp
Income Taxes
Foreign statutory tax rate				17.00%	17.00%
Cayman Island
Income Taxes
Tax withheld provision					¥ 0
United States | Cheetah Mobile America, Mob Inc. and Live.me America
Income Taxes
Foreign statutory tax rate				35.00%	35.00%
United States | CALIFORNIA
Income Taxes
Foreign statutory tax rate				8.84%	8.84%
HONG KONG | Cheetah Technology
Income Taxes
Foreign statutory tax rate				16.50%	16.50%
HONG KONG | HK Zoom
Income Taxes
Foreign statutory tax rate				16.50%	16.50%
HONG KONG | Youloft HK
Income Taxes
Foreign statutory tax rate				16.50%	16.50%
HONG KONG | Cheetah Information
Income Taxes
Foreign statutory tax rate				16.50%	16.50%
HONG KONG | Mob HK
Income Taxes
Foreign statutory tax rate				16.50%	16.50%
SINGAPORE | Cheetah Mobile Singapore
Income Taxes
Foreign statutory tax rate				17.00%	17.00%
SINGAPORE | Cheetah Mobile Singapore | Development Expansion Incentive Scheme
Income Taxes
Period for reduction in tax percentage				10 years	10 years
Reduction in tax rate for stated period following the exemption period (as a percent)				5.00%	5.00%
FRANCE | MobPartner and News Republic
Income Taxes
Foreign statutory tax rate				33.33%	33.33%
PRC
Income Taxes
Statutory rate				25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)				10.00%	10.00%
PRC | New Software Development Enterprise
Income Taxes
Exemption period for income tax				2 years	2 years
Period for reduction in tax percentage				3 years	3 years
Reduction in tax rate for stated period following the exemption period (as a percent)				50.00%	50.00%
Income Tax Holiday, Aggregate Dollar Amount				$ 4,532	¥ 31,470	¥ 21,301		¥ 40,509
Income tax holiday, income tax benefits per share | (per share)				$ 0.0314	¥ 0.0227	¥ 0.0155		¥ 0.0300
PRC | HNTE
Income Taxes
Exemption period for income tax				3 years	3 years
Preferential tax rate (as a percent)				15.00%	15.00%
JAPAN | Kingsoft Japan
Income Taxes
Foreign statutory tax rate	15.00%	15.00%	25.50%
Foreign statutory tax rate over stated taxable income level	23.4
Reduction in tax rate for stated period following the exemption period (as a percent)	23.40%	23.90%
Income (loss) before income tax	¥ 8	¥ 8
JAPAN | Kingsoft Japan | Minimum
Income Taxes
Paid-in capital			¥ 100
JAPAN | Kingsoft Japan | Maximum
Income Taxes
Paid-in capital	¥ 100	¥ 100

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)